share-based compensation - Weighted average assumptions used (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 Y $ / shares	Jun. 30, 2020 Y $ / shares	Dec. 31, 2020 CAD ($)
share-based compensation
Share option award fair value (per share option)	$ 0.63	$ 0.65
Risk free interest rate	0.37%	0.97%
Expected lives(1) (years)	4.25	4.25	7
Expected volatility	12.10%	12.30%
Dividend yield	5.10%	5.40%